Activities of Orange Bank (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

	Orange
	consolidated					O/w eliminations
	financial	O/w telecom		O/w Orange		telecom activities
(in millions of euros)	statements	activities	Note	Bank	Note	/ bank
Non current loans and receivables of Orange Bank	1,617	—		1,617	15.1.1	—
Non-current financial assets	2,282	2,309	11.7	—		(27)	(1)
Non-current derivatives assets	263	263	11.8	—	15.1.3	—
Current financial assets related to Orange Bank activities	3,075	—		3,075	15.1.1	—
Current financial assets	2,748	2,748	11.7	—		—
Current derivatives assets	139	122	11.8	17	15.1.3	—
Cash and cash equivalents	5,634	5,081		553		—

Non current debts related to Orange Bank operations	0	—		27	15.1.2	(27)	(1)
Non-current financial liabilities	26,749	26,749	11.3	—		—
Non-current derivatives liabilities	775	712	11.8	63	15.1.3	—
Current financial liabilities related to Orange Bank liabilities	4,835	—		4,835	15.1.2	—
Current financial liabilities	7,270	7,270	11.3	—		—
Current derivatives liabilities	133	133	11.8	—	15.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

Schedule of financial assets related to banking activities

	December 31, 2018			January 1, 2018	(1)
(in millions of euros)	Non-current	Current	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	1	—	1	0
Investments securities	1	—	1	0
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss	925	0	925	786
Debt securities	925	0	925	786
Financial assets at fair value through profit or loss	80	72	152	242
Investments at fair value	—	72	72	171
Cash collateral paid	57	—	57	62
Others	23	—	23	9
Financial assets at amortized cost	611	3,003	3,614	3,857
Fixed-income securities	611	3	614	615
Loans and receivables to customers	—	2,000	2,000	2,147
Loans and receivables to credit institutions	—	1,000	1,000	943
Others	—	—	—	152	(2)
Total financial assets related to Orange Bank activities	1,617	3,075	4,692	4,885

(1)	Figures have been adjusted for the impact of application of IFRS 9 (see Note 2.3).
(2)	Loan granted in 2017 by Orange Bank to Orange SA within the framework of the repurchase agreement of OATs securities between Orange SA and Orange Bank. This loan has been reimbursed in 2018.

For the period 2017 and 2016, for which IFRS 9 was not applied as authorized, the financial assets related to transactions of Orange Bank broke down as follows:

(in millions of euros)	December 31, 2017		December 31, 2016

Assets available for sale(1)	795		745
Assets held to maturity	615		713
Financial assets at fair value	233		311
Investments at fair value	171		237
Cash collateral paid	62		74
Other financial assets	3,248		3,091
Loans and receivables of Orange Bank	3,096		3,091
Other	152	(2)	—
Total Assets related to Orange Bank's activities	4,891		4,860

(1)	Debt securities only.
(2)	Loan granted by Orange Bank to Orange SA within the framework of the Repurchase agreements of OATs securities between Orange SA and Orange Bank.

Schedule of debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss

(in millions of euros)	2018
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the opening balance	786
Acquisitions	487
Repayments and disposals	(333)
Changes in fair value	(8)
Other items (1)	(7)
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the closing balance	925

(1)

Including (2) million euros related to the fair value variation hedged by interest rate swaps qualified as fair value hedges. These derivatives hedge the interest rate portion of the OATis (Inflation-linked OATs) portfolio maturing in 2023. The change in fair value of this interest rate portion is recognized in the income statement with the change in fair value of the hedging instruments and not in other comprehensive income (see Note 15.1.3).

Schedule of assets available for sale

(in millions of euros)	2017	2016
Assets available for sale - in the opening balance	745	—
First integration of Orange Bank	15	1,018
Acquisitions	325	—
Repayments and disposals	(301)	(268)
Change in fair value recognized in other comprehensive income during the period	3	(5)
Reclassifications and other items	8	—
Assets available for sale - in the closing balance	795	745

Schedule of loans and advances

	December 31,	January 1st	December 31,	December 31,
(in millions of euros)	2018	2018(1)	2017	2016
Overdrafts	910	1,000	1,000	1,084
Housing loans	824	765	765	719
Investment loans	206	246	246	264
Current accounts	21	31	31	70
Other	39	105	111	80
Total loans and receivables to customers	2,000	2,147	2,153	2,217
Overnight deposits and loans	850	830	830	790
Loans and receivables	85	55	55	53
Other	65	58	58	31
Total loans and receivables to credit institutions	1,000	943	943	874

(1)	Figures have been adjusted for the impact of application of IFRS 9 (see Note 2.3).

Schedule of financial liabilities relating to banking activities

(in millions of euros)	December 31, 2018	December 31, 2017	December 31,2016
Payables to customers	3,396	3,685	3,910
Debts with financial institutions	1,103	975	454
Deposit certificate	335	281	143
Other	28	27	27
Total Financial liabilites related to Orange Bank's activities(1)	4,862	4,968	4,534

Schedule of debts related to banking activities

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Current accounts	2,538	2,800	3,087
Passbooks and special savings accounts	776	716	672
Other	82	169	151
Customers borrowings and deposits	3,396	3,685	3,910
Term borrowings and advances	467	466	454
Securities delivered under repurchase agreements	636	509	—
Total debts with financial institution	1,103	975	454

Schedule of remaining term to maturity of financial assets and liabilities

		December 31,			2020 to	2024
(in millions of euros)	Note	2018		2019	2023	and beyond
Investments securities	15.1.1	1		—	1	—
Debt securities	15.1.1	925		222	657	46
Investments at fair value	15.1.1	72		22	50	—
Fixed-income securities	15.1.1	614		104	378	132
Loans and receivables to customers	15.1.1	2,000		471	924	605
Loans and receivables to credit institutions	15.1.1	1,000		914	86	—
Other financial assets and derivatives		97	(1)	97	—	—
Total financial assets		4,709		1,830	2,096	783
Payable to customers	15.1.2	3,396		3,386	5	5
Debts with financial institutions	15.1.2	1,103		657	443	3
Deposit certificate	15.1.2	335		153	182	—
Other financial liabilities and derivatives		91	(2)	91	—	—
Total financial liabilities		4,925		4,287	630	8

(1)	Including the bank cash collateral paid for 57 million euros and derivatives assets for 17 million euros.
(2)	Including derivatives liabilities for 63 million euros and loan from Orange SA to Orange Bank for 27 million euros.

Schedule of the fair value of financial assets and liabilities

			December 31, 2018
		Classification
		under IFRS		Estimated	Level 1 and
(in millions of euros)		9(1)	Book value	fair value	cash	Level 2	Level 3
Loans and receivables	15.1.1	AC	3,000	3,000	—	3,000	—
Financial assets at amortized cost	15.1.1	AC	614	641	605	36	—
Financial assets at fair value through profit or loss	15.1.1	FVR	152	152	152	—	—
Debt securities	15.1.1	FVOCIR	925	925	862	63	—
Equity securities	15.1.1	FVOCI	1	1	1	—	—
Cash and cash equivalent(2)	15.1.1	AC	553	553	553	—	—
Financial liabilites related to Orange Bank's activities	15.1.2	AC	(4,862)	(4,862)	—	(4,862)	—
Derivatives, net amount(3)	15.1.3		(46)	(46)	—	(29)	(17)

(1)

"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".

(2)	Includes only cash.
(3)	The classification for derivatives instruments depends on their hedging qualification.

			December 31, 2017
		Classification	Book	Estimated	Level 1
(in millions of euros)		under IAS 39	Value	fair value	and cash	Level 2	Level 3
Loans and receivables	15.1.1	L&R	3,096	3,096	—	3,096	—
Financial assets, excluding derivatives	15.1.1		1,795	1,785	1,482	303	—
Assets held to maturity		HTM	615	605	581	24	—
Assets available for sale		AFS	795	795	730	65	—
Investments at fair value		FVR	171	171	171	—	—
Other		L&R	214	214	—	214	—
Cash and cash equivalent			477	477	477	—	—
Trade payables		LAC	(93)	(93)	—	(93)	—
Debts related to Orange Bank operations	15.1.2	LAC	(4,660)	(4,660)	—	(4,660)	—
Financial liabilities, excluding derivatives		LAC	(308)	(308)	—	(252)	(56)
Derivatives, net amount	15.1.3		(60)	(60)	—	(73)	13

(1)

"HTM" stands for "held to maturity", "AFS " stands for "available for sale", "L&R" stands for "loans and receivables", "FVR" stands for "fair value through P&L", "LAC" stands for "liabilities at amortized costs".

(2)	IAS 39 classification for derivatives instruments depends on their hedging qualification.

			December 31, 2016
		Classification	Book	Estimated	Level 1
(in millions of euros)		under IAS 39	Value	fair value	and cash	Level 2	Level 3
Loans and receivables	15.1.1	L&R	3,091	3,091	—	3,091	—
Financial assets, excluding derivatives	15.1.1		1,769	1,714	1,251	389	74
Assets held to maturity		HTM	713	658	592	66	—
Assets available for sale		AFS	745	745	659	86	—
Investments at fair value		FVR	237	237	—	237	—
Other		L&R	74	74	—	—	74
Cash and cash equivalent			89	89	89	—	—
Trade payables		LAC	(52)	(52)	—	(52)	—
Debts related to Orange Bank operations	15.1.2	LAC	(4,364)	(4,364)	—	(4,364)	—
Financial liabilities, excluding derivatives		LAC	(170)	(170)	—	(170)	—
Derivatives, net amount	15.1.3		(55)	(55)	—	—	(55)

(1)

"HTM" stands for "held to maturity", "AFS " stands for "available for sale", "L&R" stands for "loans and receivables", "FVR" stands for "fair value through P&L", "LAC" stands for "liabilities at amortized costs".

(2)	IAS 39 classification for derivatives instruments depends on their hedging qualification.

Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of commitments relating to operating activities

Commitments given

(in millions of euros)	December 31, 2018	December 31, 2017	December 31, 2016
Financing commitments (1)	444	465	562
Guarantee commitments (2)	12	17	21
On behalf of banks	8	9	11
On behalf of customers	4	8	10
Property lease commitments	37	31	35
Total	493	513	618

(1)	Includes 117 million euros of documentary credits and 327 million euros of confirmed credit lines.
(2)	Given to credit institutions and customers

Commitments received

(in millions of euros)	December 31, 2018	December 31, 2017	December 31, 2016
Guarantee commitments	834	778	744
Received from banks (1)	681	577	533
Received from customers	153	201	211
Total	834	778	744
(1)	Relates to guarantees received in order to counter-guarantee the distributed loans.

Schedule of assets covered by commitments

(in millions of euros)	December 31, 2018	December 31, 2017	December 31, 2016
Assets pledged as security to lending financial institutions as guarantees for bank loans	715	838	1,365
Total	715	838	1,365